Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Jan. 31, 2012	Jan. 31, 2011	Jan. 31, 2010
REVENUES	$ 113,990	$ 99,175	$ 73,768
COST OF REVENUES	38,313	33,875	22,983
GROSS MARGIN	75,677	65,300	50,785
EXPENSES
Sales and marketing	13,009	11,492	10,695
Research and development	19,044	16,971	14,435
General and administrative	14,272	13,633	10,728
Other charges (Note 18)	2,131	3,995	1,615
Amortization of intangible assets	11,996	11,471	6,929
	60,452	57,562	44,402
INCOME FROM OPERATIONS	15,225	7,738	6,383
INTEREST EXPENSE	(9)	(14)
INVESTMENT INCOME	174	209	342
INCOME BEFORE INCOME TAXES	15,390	7,933	6,725
INCOME TAX EXPENSE (RECOVERY) (Note 17)
Current	1,438	277	855
Deferred	1,926	(3,883)	(8,480)
	3,364	(3,606)	(7,625)
NET INCOME	$ 12,026	$ 11,539	$ 14,350
EARNINGS PER SHARE (Note 14)
Basic (in Dollars per share)	$ 0.19	$ 0.19	$ 0.26
Diluted (in Dollars per share)	$ 0.19	$ 0.18	$ 0.25
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Basic (in Shares)	62,218	61,523	55,389
Diluted (in Shares)	63,400	62,888	56,437